[THE CATHOLIC FUNDS LETTERHEAD]





                                             April 4, 2002


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

     Re: The Catholic Funds, Inc. (the "Registrant") 1933 Act Reg. No. 333-69803 1940 Act File No. 811-09177

          Rule 497(j)  Certification for Statement of Additional  Information in
          Connection  with  Post-Effective   Amendment  No.  6  to  Registration
          Statement

Ladies and Gentlemen:

     This is to certify that the definitive Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 6 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the form of the Statement of Additional Information included in said Amendment. The Registrant is this day filing a definitive Prospectus with respect to the Amendment pursuant to Rule 497(c).

     The Amendment was filed on March 20, 2002 pursuant to Rule 485(b), and automatically became effective on March 25, 2002. The Amendment amended the Prospectus and Statement of Additional Information originally included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement, which was filed on February 9, 2002 pursuant to Rule 485(a)(2), and automatically became effective on March 25, 2002 concurrent with effectiveness of the Amendment. The definitive Prospectus and Statement of Additional Information are dated April 2, 2002.

                                             Very truly yours,

                                             The Catholic Funds, INC.

                                             /s/ Theodore F. Zimmer
                                             ------------------------------
                                             Theodore F. Zimmer, President
291:ba
cc:      Fredrick G. Lautz, Esq.